OTHER ASSETS (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021		Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 262,955	$ 373,381		$ 394,473
Other current assets	179,515	26,143		209,471
Total	$ 442,470	399,524	[1]	603,944
Total		$ 399,524		$ 603,944

[1]	Derived from audited financial statements